Interest and Finance Costs (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Interest and Finance Costs [Abstract]
Interest on long-term debt	$ 737,207	$ 719,105	$ 383,186
Amortization of deferred finance charges	137,112	119,731	94,789
Other finance charges	89,934	63,768	28,037
Total interest and finance costs	$ 964,253	$ 902,604	$ 506,012